Intangible Assets	12 Months Ended
Sep. 30, 2023
Intangible Assets [Abstract]
Intangible assets

11.    Intangible assets

	Patents $	Licenses $	Software $	Development costs[2] $	Others $	Total $
Cost
October 1, 2022	2,321,660	2,610,533	575,719	69,926,228	94,810	75,528,950
Additions	1,128,795	—	—	12,769,457	—	13,898,252
Borrowing costs(1)	—	—	—	3,898,829	—	3,898,829
Write-offs(3)	—	(1,424,196)	—	(40,993,947)	—	(42,418,143)
R&D tax credits (note 23)	—	—	—	(256,234)	—	(256,234)
Grants (note 23)	—	—	—	(268,460)	—	(268,460)
September 30, 2023	3,450,455	1,186,337	575,719	45,075,873	94,810	50,383,194

Accumulated amortization and impairment
October 1, 2022	798,878	1,147,272	476,003	38,278,286	67,322	40,767,761
Amortization	260,129	36,489	44,995	56,682	5,734	404,029
Impairment	—	1,424,196	—	4,367,243	—	5,791,439
Write-offs(3)	—	(1,424,196)	—	(40,993,947)	—	(42,418,143)
September 30, 2023	1,059,007	1,183,761	520,998	1,708,264	73,056	4,545,086
Net book value
September 30, 2023	2,391,448	2,576	54,721	43,367,609	21,754	45,838,108

(1)      The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the year ended September 30, 2023 was 17%.

(2)      Including $43,267,013 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.

(3)      During the fiscal year 2023, an impairment expense amounting to $5,791,439 was recognized :

i.        During the first quarter of 2023, the Company reviewed its September 30,2022 transition plan resulting in certain development costs and licenses no longer expected to be used. Consequently, certain intangible assets were no longer expected to be used and the test was performed at the asset level. These assets had a carrying amount of $5,791,439 and were completely written-off, resulting in an impairment expense of the same amount, including the license related to the development of Components technology projects for $1,424,196;

ii.       The Company performs an annual impairment test for its goodwill and intangible assets not yet available through the assessment of the recoverable amount of the CGU to which they belong. The CGU selected for impairment testing was identified based on the level at which goodwill is monitored for internal management purposes, and to which the intangible assets not yet available for use pertain; and

The recoverable amount of the CGU is determined based on the higher of its value-in-use and fair value less costs to sell. The value-in-use is calculated using discounted cash flow projections, taking into consideration management’s best estimates of future cash flows, growth rates, and appropriate discount rates. The discount rate of 33.65% is based on an estimated weighted average cost of capital (“WACC”) for the Company, adjusted to reflect the risks related to the projected cash flows of the CGU.

The recoverable amount of the CGU, including goodwill and intangible assets not yet available for use, exceeds its carrying amount. The model is particularly sensitive to the future expected cash flows in the upcoming periods, should these not be realized, an impairment loss may be needed in future periods.

	Patents $	Licenses $	Software $	Development costs $		Others $	Total $
				(Restated – note2)			(Restated – note2)
Cost
October 1, 2021	1,966,646	2,595,473	494,149	49,764,539		94,810	54,915,617
Additions	355,014	15,060	81,570	14,894,330	(1),(2)	—	15,345,974
Borrowing costs	—	—	—	6,994,197	(3)	—	6,994,197
R&D tax credits (note 23)	—	—	—	(776,050)		—	(776,050)
Grants (note 23)	—	—	—	(950,788)		—	(950,788)
September 30, 2022	2,321,660	2,610,533	575,719	69,926,228		94,810	75,528,950

Accumulated amortization and impairment
October 1, 2021	678,067	910,756	399,808	28,374		61,316	2,078,321
Amortization	120,811	236,516	76,195	42,409		6,006	481,937
Impairment	—	—	—	38,207,503	(5)	—	38,207,503
September 30, 2022	798,878	1,147,272	476,003	38,278,286		67,322	40,767,761
Net book value
September 30, 2022	1,522,782	1,463,261	99,716	31,647,942	(4)	27,488	34,761,189

(1)      The additions to Development costs include an equity-settled related party transaction of $3,703,920. The acquisition is accounted for as an asset acquisition, and not a business combination, as the acquired set of assets does not meet the definition of a business based on the performance of the concentration test under IFRS 3, Business Combinations. Related transactions costs of $798,778 were recognized in the consolidated statement of loss. Refer to Note 16.

(2)      Amortization of $224,873 related to a specific license is capitalized in development costs as the licensed intellectual property and technology is used in development projects which are eligible for capitalization.

(3)      The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the year ended September 30, 2022 was 16%.

(4)      Including $31,560,716 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.

(5)      As a result of LeddarTech’s transition into an Automotive Software Business Model, the Company tested its non-financial assets for impairment. As at September 30, 2022, an impairment expense amounting to $38,207,503 was recognized:

i.         Certain intangible assets were no longer expected to be used and the test was performed at the asset level. These assets had a carrying amount of $7,975,234 and were completely written-off, resulting in an impairment expense of the same amount; and

ii.       Certain intangible assets within a CGU were still expected to be used but their related recoverable amount ($2,233,781) was determined to be less than their related carrying value ($32,466,050). Consequently, an impairment loss of $30,232,269 was recognized. The value in use of these assets were determined to be higher than the fair value less cost of disposal, hence corresponding to the recoverable amount. The value in use is based on the net present value of the future cash flows expected to arise from a potential license agreement, discounted at a rate of 27.5%. The discount rate is based on an estimated weighted average cost of capital (“WACC”) for the Company, adjusted to reflect the risks related to the projected cash flows of these assets. The model is particularly sensitive to the future expected cash flows in the upcoming periods, should these not be realized, an impairment loss may be needed in future periods.

	Patents $	Licenses $		Software $	Development costs $	Others $	Total $
					(Restated – note 2)		(Restated – note 2)
Cost
October 1, 2020	1,658,213	2,592,589		457,382	29,453,730	94,810	34,256,724
Additions	348,073	2,884		44,025	16,667,043 (1)	—	17,062,025
Borrowing costs	—	—		—	6,304,340 (2)	—	6,304,340
R&D tax credits (note 23)	—	—		—	(995,506)	—	(995,506)
Grants (note 23)	(39,640)	—		(7,258)	(1,665,068)	—	(1,711,966)
September 30, 2021	1,966,646	2,595,473		494,149	49,764,539	94,810	54,915,617

Accumulated amortization
October 1, 2020	512,852	538,907		269,323	14,186	54,396	1,389,664
Amortization	165,215	371,849	(1)	130,485	14,188	6,920	688,657
September 30, 2021	678,067	910,756		399,808	28,374	61,316	2,078,321
Net book value
September 30, 2021	1,288,579	1,684,717		94,341	49,736,165 (3)	33,494	52,837,296

(1)      Amortization of $224,873 related to a specific license is capitalized in development costs as the licensed intellectual property and technology is used in development projects which are eligible for capitalization.

(2)      The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the year ended September 30, 2021 was 21%.

(3)      Including $49,695,492 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.

Amortization is included in the consolidated statement of loss as follows:

	Year ended September 30,
	2023 $	2022 $	2021 $
General and administrative expenses	52,160	127,764	207,318
Research and development costs	234,334	129,300	256,466
	286,494	257,064	463,784